Note 15 - Earnings Per Share (EPS) (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Six-month period ended June 30,
	2017	2018
	Basic EPS	Basic EPS
Net income	$46,063	$33,467
Less: paid and accrued earnings allocated to Preferred Stock	(10,473)	(14,782)
Net income available to common stockholders	35,590	18,685
Weighted average number of common shares, basic and diluted	93,851,789	109,340,800
Earnings per common share, basic and diluted	$0.38	$0.17